EQUITY BASED COMPENSATION - Narrative (Details)			3 Months Ended			12 Months Ended
	Mar. 29, 2023 $ / shares shares	Mar. 19, 2021 shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested in period, fair value							$ 300,000		$ 100,000		$ 1,800,000
General partners' capital account			$ 0	$ 0		$ 0	$ 0
Galaxy Digital Holdings, LP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value of options granted (in usd per share) | $ / shares				$ 7.27			$ 6.99		$ 4.04		$ 10.86
Exercise of stock options (in shares) | shares				652,549			3,546,327		5,847,020		2,627,053
Intrinsic value				$ 7,900,000			$ 39,900,000		$ 14,000,000		$ 19,000,000
Fair value of options vested				$ 12,100,000			$ 20,300,000		$ 17,200,000		$ 21,600,000
Options and exercise price (in shares) | shares	1,875,000		23,375,401	23,375,401		19,865,008	19,865,008	22,263,973	22,263,973	27,652,543	27,652,543	30,413,345
Stock options modified awards (in shares) | shares	1,500,000
Exercised (in cad per share) | $ / shares	$ 6.75		$ 3.09			$ 3.16		$ 3.73		$ 2.68
Unamortized stock-based compensation expense			$ 58,200,000	$ 58,200,000		$ 34,200,000	$ 34,200,000
Galaxy Digital Holdings, LP | Class B Unit Capital
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted / transferred (in shares) | shares				0			0		0		0
Galaxy Digital Holdings, LP | Minimum | Class B Unit Capital
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				2 years			2 years
Galaxy Digital Holdings, LP | Maximum | Class B Unit Capital
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				4 years			4 years
Galaxy Digital Holdings, LP | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unamortized weighted-average period				4 years 2 months 12 days			4 years 4 months 24 days
Galaxy Digital Holdings, LP | Restricted Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years
Granted / transferred (in shares) | shares		845,428
Unamortized stock-based compensation expense related to unvested restricted stock.			0	$ 0		0	$ 0
Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unamortized weighted-average period				2 years 3 months 14 days			2 years 4 months 24 days
Granted / transferred (in shares) | shares				1,898,442	3,439,035		3,439,035		4,983,339		6,718,554
Unamortized stock-based compensation expense related to unvested restricted stock.			$ 54,400,000	$ 54,400,000		$ 48,400,000	$ 48,400,000
Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units) | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				3 years			3 years
Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units) | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				4 years			4 years
Equity Plans | Galaxy Digital Holdings, LP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				5 years			5 years
Maximum number of shares reserved for issuance fixed (in shares) | shares			45,565,739	45,565,739		45,565,739	45,565,739
Long Term Incentive Plan | Galaxy Digital Holdings, LP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum number of shares reserved for issuance fixed (in shares) | shares			48,290,478	48,290,478		48,290,478	48,290,478
Non-Treasury Share Unit Plan | Galaxy Digital Holdings, LP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense, Tax Benefit							$ 2,300,000		$ 700,000		$ 3,700,000
Non-Treasury Share Unit Plan | Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted / transferred (in shares) | shares				125,691	124,835		240,164		375,783		830,305
Weighted average grant date fair value				$ 1,400,000	$ 1,200,000		$ 2,700,000		$ 1,200,000		$ 10,100,000
Outstanding liability related to cash settled units			$ 6,900,000	$ 6,900,000		$ 10,200,000	10,200,000	$ 4,300,000	4,300,000
Non-Treasury Share Unit Plan | Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units) | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				3 years
Non-Treasury Share Unit Plan | Galaxy Digital Holdings, LP | Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units) | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				4 years
Non-Treasury Share Unit Plan | Galaxy Digital Holdings, LP | Stock Appreciation Rights (SARs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value				$ 700,000	$ 1,400,000		1,500,000		500,000
Outstanding liability related to cash settled units			$ 1,100,000	$ 1,100,000		$ 1,700,000	$ 1,700,000	$ 1,000,000	$ 1,000,000
Granted (SAARs) in shares) | shares				92,089	215,498		242,498		299,151
Vested weighted average period				3 years